Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed
	PEO - Akhavan		PEO - Dugan		Non-PEO NEOs		$100 Investment Based On:
					Average			Peer Group		Company-
	Summary	Compensation	Summary		Summary	Average	Total	Total		Selected
	Compensation	Actually	Compensation	Compensation	Compensation	Compensation	Shareholder	Shareholder		Measure -
Year	Table Total (1)	Paid to PEO (2)	Table Total (1)	Actually Paid (2)	Table Total (3)	Actually Paid (2)	Return (TSR) (4)	Return (5)	Net Income	Revenue (6)

									(In Millions)
2024	$8,927,865	$16,709,964	$—	$—	$3,243,199	$5,569,762	$52.84	$111.11	$(124.5)	$15,825.5
2023	$7,190,962	$7,230,741	$—	$—	$1,030,992	$1,091,461	$38.24	$94.83	$(496.1)	$1,755.6
2022	$15,228,135	$11,295,035	$635,518	$507,438	$1,814,059	$1,182,949	$38.50	$85.09	$166.5	$1,998.1
2021	$—	$—	$1,775,101	$1,978,621	$1,458,856	$1,675,670	$60.83	$99.48	$62.7	$1,985.7
2020	$—	$—	$1,877,524	$1,349,444	$1,329,786	$686,244	$48.92	$106.40	$(51.9)	$1,887.9
(1)

For 2024 and 2023, our Chief Executive Officer was Mr. Akhavan. During 2022, our Chief Executive Officers were Mr. Dugan (until March 31, 2022) and Mr. Akhavan (beginning March 31, 2022). For 2021 and 2020, our Chief Executive Officer was Mr. Dugan.

(2)

Compensation Actually Paid (“CAP”) is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth the adjustments made during each year presented in the table above to arrive at CAP to our “Named Executive Officers” or “NEOs” during each of the years in question.

(3)

During 2024, our non-CEO NEOs consisted of Messrs. Manson, Orban and Swieringa.  During 2023, our non-CEO NEOs consisted of Messrs. Gaske, Manson, Morris and Ramaswamy. During 2022, 2021, and 2020, our non-CEO NEOs consisted of Messrs. Johnson, Kaul, Manson and Rayner.

(4)

Total Shareholder Return (“TSR”) is the value of a $100 investment in our Class A common stock made on December 31, 2019, as of December 31 in each of 2024, 2023, 2022, 2021 and 2020, assuming reinvestment of all dividends.

(5)

Represents the weighted TSR for our established peer group, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.  As a result of the merger between EchoStar and DISH Network, we updated our peer group for 2024. The peer group used by the Company during 2024 consists of AT&T Inc., Charter Communications, Inc., Comcast Corporation, T-Mobile US Inc., Viasat Inc. and Verizon Communications Inc. The peer group used by the Company during 2023 and 2022 consists of Gilat Satellite Networks Ltd., ViaSat, Inc., SES S.A. and Eutelsat Communications S.A. The peer group used by the Company in 2021 and 2020 consisted of those companies, plus Intelsat S.A. Intelsat S.A. was removed from the peer group because it emerged from U.S. bankruptcy proceedings in February 2022 as a private company. Using the 2021 and 2020 peer group, TSR would have been $62.81 in 2020, $68.21 in 2021 and $50.11 in 2022. Using the 2023 peer group, TSR would have been $65.29 in 2020, $71.10 in 2021, $54.36 in 2022, $49.55 in 2023 and $22.91 in 2024.

(6)	The Company-Selected Measure for 2024 and prior years was Revenue, which is defined as Company total revenue.

	Mr. Akhavan			Mr. Dugan
Adjustments to Determine CAP for PEOs	2024	2023	2022	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” column in the SCT	(4,360,528)	$—	$(7,563,000)	$—	$—	$—
Deduction for amounts reported under the “Option Awards” column in the SCT	$-	$(5,312,980)	$(6,134,800)	$—	$—	$—
Increase for fair value of awards granted during covered year that remain outstanding as of covered year end (Options)	$—	$—	$5,004,000	$—	$—	$—
Increase for fair value of awards granted during covered year that vested during covered year	6,026,318	$5,451,225	$4,760,700	$—	$—	$—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	4,875,699	$112,818	$—	$—	$—	$—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	1,240,611	$622,716	$—	$(83,360)	$161,100	$(434,400)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	-	$(834,000)	$—	$(44,720)	$42,420	$(93,680)
Total Adjustments	$7,782,100	$39,779	$(3,933,100)	$(128,080)	$203,520	$(528,080)

Adjustments to Determine CAP for Non-PEO NEOs	2024	2023	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(290,700)	$—	$—	$—	$—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$(792,505)	$—	$(869,344)	$—	$—
Increase for fair value of awards granted during year that remain outstanding as of covered year end (Options)	$1,266,016	$—	$467,569	$—	$—
Increase for fair value of awards granted during year that vested during covered year	$-	$—	$—	$—	$—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	$2,053,195	$47,383	$(62,520)	$161,100	$(484,392)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	$90,557	$13,086	$(33,540)	$55,714	$(159,150)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	$-	$—	$(133,275)	$—	$—
Total Adjustments	$2,326,563	$60,469	$(631,110)	$216,814	$(643,542)

Named Executive Officers, Footnote
(1)

For 2024 and 2023, our Chief Executive Officer was Mr. Akhavan. During 2022, our Chief Executive Officers were Mr. Dugan (until March 31, 2022) and Mr. Akhavan (beginning March 31, 2022). For 2021 and 2020, our Chief Executive Officer was Mr. Dugan.

(3)

During 2024, our non-CEO NEOs consisted of Messrs. Manson, Orban and Swieringa.  During 2023, our non-CEO NEOs consisted of Messrs. Gaske, Manson, Morris and Ramaswamy. During 2022, 2021, and 2020, our non-CEO NEOs consisted of Messrs. Johnson, Kaul, Manson and Rayner.

Peer Group Issuers, Footnote
(5)

Represents the weighted TSR for our established peer group, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.  As a result of the merger between EchoStar and DISH Network, we updated our peer group for 2024. The peer group used by the Company during 2024 consists of AT&T Inc., Charter Communications, Inc., Comcast Corporation, T-Mobile US Inc., Viasat Inc. and Verizon Communications Inc. The peer group used by the Company during 2023 and 2022 consists of Gilat Satellite Networks Ltd., ViaSat, Inc., SES S.A. and Eutelsat Communications S.A. The peer group used by the Company in 2021 and 2020 consisted of those companies, plus Intelsat S.A. Intelsat S.A. was removed from the peer group because it emerged from U.S. bankruptcy proceedings in February 2022 as a private company. Using the 2021 and 2020 peer group, TSR would have been $62.81 in 2020, $68.21 in 2021 and $50.11 in 2022. Using the 2023 peer group, TSR would have been $65.29 in 2020, $71.10 in 2021, $54.36 in 2022, $49.55 in 2023 and $22.91 in 2024.

Adjustment To PEO Compensation, Footnote

	Mr. Akhavan			Mr. Dugan
Adjustments to Determine CAP for PEOs	2024	2023	2022	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” column in the SCT	(4,360,528)	$—	$(7,563,000)	$—	$—	$—
Deduction for amounts reported under the “Option Awards” column in the SCT	$-	$(5,312,980)	$(6,134,800)	$—	$—	$—
Increase for fair value of awards granted during covered year that remain outstanding as of covered year end (Options)	$—	$—	$5,004,000	$—	$—	$—
Increase for fair value of awards granted during covered year that vested during covered year	6,026,318	$5,451,225	$4,760,700	$—	$—	$—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	4,875,699	$112,818	$—	$—	$—	$—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	1,240,611	$622,716	$—	$(83,360)	$161,100	$(434,400)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	-	$(834,000)	$—	$(44,720)	$42,420	$(93,680)
Total Adjustments	$7,782,100	$39,779	$(3,933,100)	$(128,080)	$203,520	$(528,080)

Non-PEO NEO Average Total Compensation Amount	$ 3,243,199	$ 1,030,992	$ 1,814,059	$ 1,458,856	$ 1,329,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,569,762	1,091,461	1,182,949	1,675,670	686,244
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine CAP for Non-PEO NEOs	2024	2023	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$(290,700)	$—	$—	$—	$—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	$(792,505)	$—	$(869,344)	$—	$—
Increase for fair value of awards granted during year that remain outstanding as of covered year end (Options)	$1,266,016	$—	$467,569	$—	$—
Increase for fair value of awards granted during year that vested during covered year	$-	$—	$—	$—	$—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	$2,053,195	$47,383	$(62,520)	$161,100	$(484,392)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	$90,557	$13,086	$(33,540)	$55,714	$(159,150)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	$-	$—	$(133,275)	$—	$—
Total Adjustments	$2,326,563	$60,469	$(631,110)	$216,814	$(643,542)

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Total Shareholder Return Vs Peer Group

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the performance measures the Compensation Committee and Board of Directors consider to have been the most important in its executive compensation program linking pay to performance for 2024. The role of each of these performance measures on our NEOs’ compensation is discussed in the “Compensation Discussion and Analysis” section.

Performance Measures
Free Cash Flow
Revenue
Pay TV and/or Wireless Subscribers
North America Consumer Creation Multiple

Total Shareholder Return Amount	$ 52.84	38.24	38.5	60.83	48.92
Peer Group Total Shareholder Return Amount	111.11	94.83	85.09	99.48	106.4
Net Income (Loss)	$ (124,500,000)	$ (496,100,000)	$ 166,500,000	$ 62,700,000	$ (51,900,000)
Company Selected Measure Amount	15,825,500,000	1,755,600,000	1,998,100,000	1,985,700,000	1,887,900,000
PEO Name	Mr. Akhavan.
Peer Group, Third And Fourth Year Prior To Current Fiscal Year, Total Shareholder Return			$ 50.11	$ 68.21	$ 62.81
Prior Peer Group, Total Shareholder Return	$ 22.91	$ 49.55	54.36	71.1	65.29
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(6)	The Company-Selected Measure for 2024 and prior years was Revenue, which is defined as Company total revenue.

Measure:: 3
Pay vs Performance Disclosure
Name	Pay TV and/or Wireless Subscribers
Measure:: 4
Pay vs Performance Disclosure
Name	North America Consumer Creation Multiple
Mr. Akhavan
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,927,865	7,190,962	15,228,135
PEO Actually Paid Compensation Amount	16,709,964	7,230,741	11,295,035
Mr. Dugan
Pay vs Performance Disclosure
PEO Total Compensation Amount			635,518	1,775,101	1,877,524
PEO Actually Paid Compensation Amount			507,438	1,978,621	1,349,444
PEO | Mr. Akhavan
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,782,100	39,779	(3,933,100)
PEO | Mr. Akhavan | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,004,000
PEO | Mr. Akhavan | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,875,699	112,818
PEO | Mr. Akhavan | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,026,318	5,451,225	4,760,700
PEO | Mr. Akhavan | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,240,611	622,716
PEO | Mr. Akhavan | Stock Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,360,528)		(7,563,000)
PEO | Mr. Akhavan | Option Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,312,980)	(6,134,800)
PEO | Mr. Akhavan | Deduction of fair value of awards granted prior to covered year that were forfeited during covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(834,000)
PEO | Mr. Dugan
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(128,080)	203,520	(528,080)
PEO | Mr. Dugan | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(83,360)	161,100	(434,400)
PEO | Mr. Dugan | Deduction of fair value of awards granted prior to covered year that were forfeited during covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(44,720)	42,420	(93,680)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,326,563	60,469	(631,110)	216,814	(643,542)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,266,016		467,569
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,053,195	47,383	(62,520)	161,100	(484,392)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,557	$ 13,086	(33,540)	$ 55,714	$ (159,150)
Non-PEO NEO | Stock Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(290,700)
Non-PEO NEO | Option Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (792,505)		(869,344)
Non-PEO NEO | Deduction of fair value of awards granted prior to covered year that were forfeited during covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (133,275)